Provisions	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

27.	Provisions

		Current liabilities		Non-current liabilities
	Notes	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Provisions for litigation	28	106	93	1,186	1,012
Employee post retirement obligation	29	66	99	1,260	1,533
Payroll, related charges and other remunerations		864	816	-	-
Onerous contracts	19	-	37	-	874
		1,036	1,045	2,446	3,419

Accounting policy

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.